Share-based payments- Long-Term Incentive Plan (LTIP) - Restricted Stock Units (RSUs) (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands													1 Months Ended	12 Months Ended
	Nov. 30, 2022	Jul. 01, 2022	Jun. 22, 2022	Apr. 01, 2022	Mar. 01, 2022	Jan. 31, 2022 $ / shares	Jan. 01, 2022	Oct. 19, 2021 EUR (€)	Jul. 01, 2021	Jun. 24, 2021	Mar. 01, 2021	Nov. 16, 2020	Jan. 31, 2022 tranche $ / shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 EUR (€)
Share-based payments
Vesting percentage					25.00%
Provision for Employer Taxes								€ 8,000							$ 51				$ 981
Employer taxes payable | $															$ 45	$ 493
Weighted average share price | € / shares																		€ 46.72
General and administrative expenses														€ (2,000)			€ (383)
Chief Business Officer and Chief Commercial Officer
Share-based payments
Vesting period (in years)												10 years
LTIP | Members of executive board and various key employees
Share-based payments
Number of RSU's awarded			225,888
LTIP | Key employees
Share-based payments
Number of RSU's awarded	7,633
Restricted Stock Units
Share-based payments
Vesting period (in years)																	3 years
Restricted Stock Units | LTIP
Share-based payments
Number of RSU's awarded									4,691
Vesting percentage														0.33%	0.33%		0.33%
Number of tranches for vesting of RSUs granted | tranche													2
Minimum share price on or after vesting to settle and deliver the RSUs | $ / shares						$ 19.16							$ 19.16
Restricted Stock Units | LTIP | Members of supervisory board
Share-based payments
Number of RSU's awarded										10,956
Restricted Stock Units | LTIP | Members of executive board and various key employees
Share-based payments
Number of RSU's awarded										63,095
Restricted Stock Units | LTIP | CEO
Share-based payments
Number of RSU's awarded							36,000
Restricted Stock Units | LTIP | COO
Share-based payments
Number of RSU's awarded						5,000
Restricted Stock Units | LTIP | Chief Business Officer and Chief Commercial Officer
Share-based payments
Number of RSU's awarded						30,000
Restricted Stock Units | LTIP | Former Frame employee's
Share-based payments
Number of RSU's awarded		89,655
LTIP
Share-based payments
Vesting period (in years)							4 years
General and administrative expenses														€ 5,564			€ 12,472
LTIP | Key employees
Share-based payments
Vesting percentage				25.00%							25.00%		25.00%
Vesting period (in years)				4 years							4 years
LTIP | COO
Share-based payments
Vesting percentage														25.00%	25.00%
Vesting period (in years)														4 years	4 years
LTIP | Dan Menichella, then Chief Executive Officer
Share-based payments
Provision for Employer Taxes | $																			$ 146
Employer taxes payable																$ 139		€ 2,033
Weighted average share price | (per share)																$ 114.0345	€ 93.765		$ 55.22
Number of options vested																				2,819,120
General and administrative expenses																		€ 2,551		€ 12,409